Restatement of Previously Issued Financial Statements (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Jan. 06, 2021
Condensed Financial Information Disclosure [Abstract]
Aggregate founder shares (in Shares)	635,625	635,625	562,500
Fair value amount	$ 4,411,238	$ 4,411,238
Fair value per shares (in Dollars per share)	$ 6.94	$ 6.94
Offering costs amount	$ 4,411,238	$ 4,411,238
Transaction cost	158,805	158,805
Warrant liabilities	$ 4,252,433	$ 4,252,433